Debt (Schedule Of Maturities On Long-Term Indebtedness) (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity Information [Line Items]
2024		$ 445,000
2025		40,000
2026		90,000
2027		0
2028		0
Thereafter		2,458,800
Long-Term Debt, Gross		3,033,800
Unamortized discounts	$ (9,700)	(6,768)
Debt Issuance Costs, Net		(23,612)
Deferred financing costs, net		3,003,420
Long-Term Indebtedness [Member]
Entity Information [Line Items]
Debt Issuance Costs, Net		(23,612)
Subsidiaries [Member]
Entity Information [Line Items]
Debt Issuance Costs, Net		(19,058)
Subsidiaries [Member]
Entity Information [Line Items]
2024		40,000
2025		40,000
2026		90,000
2027		0
2028		0
Thereafter		1,983,800
Long-Term Debt, Gross		2,153,800
Unamortized discounts	(8,266)	(6,449)	$ (6,651)
Debt Issuance Costs, Net	$ (26,369)	(19,058)	$ (20,400)
Deferred financing costs, net		2,128,293
Subsidiaries [Member] | Long-Term Indebtedness [Member]
Entity Information [Line Items]
Debt Issuance Costs, Net		$ (1,905,800)